Schedule of Investments (unaudited)
January 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co.(a)	24,200	$ 5,154,600
General Dynamics Corp.	6,695	1,560,337
L3Harris Technologies, Inc.	8,208	1,763,242
Lockheed Martin Corp.	10,076	4,667,808
Northrop Grumman Corp.	6,252	2,801,146
Raytheon Technologies Corp.	63,502	6,340,675
Textron, Inc.	3,258	237,345
TransDigm Group, Inc.	895	642,386
		23,167,539
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	3,305	331,062
Expeditors International of Washington, Inc.	6,861	742,017
FedEx Corp.	10,323	2,001,217
United Parcel Service, Inc., Class B	31,526	5,839,561
		8,913,857
Airlines — 0.2%
American Airlines Group, Inc.(a)	13,094	211,337
Delta Air Lines, Inc.(a)	14,283	558,466
Southwest Airlines Co.	11,956	427,666
United Airlines Holdings, Inc.(a)	14,094	690,042
		1,887,511
Auto Components — 0.1%
Aptiv PLC(a)	4,695	530,957
BorgWarner, Inc.	6,768	319,991
Lear Corp.	1,438	209,632
		1,060,580
Automobiles — 0.6%
Ford Motor Co.	170,915	2,309,062
General Motors Co.	61,472	2,417,079
		4,726,141
Banks — 7.3%
Bank of America Corp.	301,486	10,696,723
BOK Financial Corp.	1,247	125,324
Citigroup, Inc.	83,673	4,369,404
Citizens Financial Group, Inc.	21,423	928,044
Comerica, Inc.	3,817	279,824
Commerce Bancshares, Inc.	3,387	225,439
Cullen/Frost Bankers, Inc.	1,744	227,208
East West Bancorp, Inc.	6,077	477,166
Fifth Third Bancorp	29,823	1,082,277
First Citizens BancShares, Inc., Class A	267	207,641
First Horizon Corp.	23,134	572,104
Huntington Bancshares, Inc.	62,744	951,826
JPMorgan Chase & Co.	126,704	17,733,492
KeyCorp	40,654	780,150
M&T Bank Corp.	7,495	1,169,220
PNC Financial Services Group, Inc.	17,438	2,884,768
Regions Financial Corp.	40,640	956,666
Signature Bank	1,495	192,780
SVB Financial Group(a)	2,550	771,222
Truist Financial Corp.	57,376	2,833,801
U.S. Bancorp	58,464	2,911,507
Webster Financial Corp.	7,501	394,928
Wells Fargo & Co.	164,597	7,714,661
Western Alliance Bancorp	2,888	217,669
Zions Bancorp N.A.	6,452	342,988
		59,046,832
Security	Shares	Value
Beverages — 1.9%
Coca-Cola Co.	113,148	$ 6,938,235
Constellation Brands, Inc., Class A	4,924	1,140,005
Keurig Dr Pepper, Inc.	24,816	875,509
Molson Coors Beverage Co., Class B(b)	8,106	426,213
PepsiCo, Inc.	32,960	5,636,819
		15,016,781
Biotechnology — 3.6%
AbbVie, Inc.	76,392	11,286,918
Amgen, Inc.	23,050	5,817,820
Biogen, Inc.(a)	6,210	1,806,489
Gilead Sciences, Inc.	54,178	4,547,702
Horizon Therapeutics PLC(a)	4,021	441,184
Moderna, Inc.(a)(b)	14,288	2,515,545
Regeneron Pharmaceuticals, Inc.(a)	3,041	2,306,507
United Therapeutics Corp.(a)	1,324	348,437
		29,070,602
Building Products — 0.7%
A O Smith Corp.	3,100	209,870
Allegion PLC	2,081	244,621
Builders FirstSource, Inc.(a)	3,853	307,084
Carlisle Cos., Inc.	753	188,898
Carrier Global Corp.	24,430	1,112,298
Fortune Brands Innovations, Inc.	5,539	357,321
Johnson Controls International PLC	20,465	1,423,750
Lennox International, Inc.	784	204,326
Masco Corp.	9,723	517,264
Owens Corning	2,739	264,724
Trane Technologies PLC	4,276	765,917
		5,596,073
Capital Markets — 4.2%
Ameriprise Financial, Inc.	2,768	969,132
Bank of New York Mellon Corp.	31,876	1,611,969
BlackRock, Inc.(c)	6,486	4,924,236
Blackstone, Inc., Class A, NVS	19,238	1,846,078
Carlyle Group, Inc.	9,405	338,298
CME Group, Inc., Class A	15,554	2,747,770
Coinbase Global, Inc., Class A(a)(b)	6,863	401,348
Franklin Resources, Inc.	12,248	382,138
Goldman Sachs Group, Inc.	14,628	5,351,069
Intercontinental Exchange, Inc.	24,157	2,598,085
Invesco Ltd.	19,609	362,963
Jefferies Financial Group, Inc.	7,899	310,273
KKR & Co., Inc., Class A	25,037	1,397,315
Moody’s Corp.	3,424	1,105,096
Morgan Stanley	56,946	5,542,554
Nasdaq, Inc.	7,638	459,731
Northern Trust Corp.	9,070	879,518
SEI Investments Co.	2,018	125,984
State Street Corp.	15,920	1,453,974
T Rowe Price Group, Inc.	9,705	1,130,341
		33,937,872
Chemicals — 2.2%
Air Products and Chemicals, Inc.	6,042	1,936,522
Celanese Corp., Class A	4,300	529,760
CF Industries Holdings, Inc.	8,457	716,308
Corteva, Inc.	17,743	1,143,536
Dow, Inc.	30,343	1,800,857
DuPont de Nemours, Inc.	21,418	1,583,861
Eastman Chemical Co.	5,174	456,192
Ecolab, Inc.	3,793	587,270
FMC Corp.	3,503	466,354

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
International Flavors & Fragrances, Inc.	10,993	$ 1,236,273
Linde PLC	10,613	3,512,266
LyondellBasell Industries NV, Class A	7,102	686,692
Mosaic Co.	14,680	727,247
Olin Corp.	2,316	149,591
PPG Industries, Inc.	10,132	1,320,605
RPM International, Inc.	2,444	219,740
Sherwin-Williams Co.	3,827	905,430
Westlake Corp.	705	86,539
		18,065,043
Commercial Services & Supplies — 0.2%
Cintas Corp.	1,397	619,905
Republic Services, Inc.	3,636	453,845
Waste Management, Inc.	6,081	940,913
		2,014,663
Communications Equipment — 1.3%
Cisco Systems, Inc.	177,361	8,632,160
F5, Inc.(a)	1,480	218,537
Juniper Networks, Inc.	13,994	452,006
Motorola Solutions, Inc.	3,938	1,012,105
		10,314,808
Construction & Engineering — 0.1%
AECOM	3,143	274,290
Quanta Services, Inc.	2,438	371,039
		645,329
Consumer Finance — 1.0%
Ally Financial, Inc.	12,875	418,309
American Express Co.	25,826	4,517,742
Capital One Financial Corp.	16,538	1,968,022
Discover Financial Services	4,598	536,724
Synchrony Financial	19,497	716,125
		8,156,922
Containers & Packaging — 0.5%
Amcor PLC	64,198	774,228
AptarGroup, Inc.	1,501	173,576
Avery Dennison Corp.	1,674	317,122
Ball Corp.	13,536	788,337
Crown Holdings, Inc.	2,911	256,634
International Paper Co.	15,334	641,268
Packaging Corp. of America	3,991	569,516
Sealed Air Corp.	4,069	222,818
Westrock Co.	10,964	430,227
		4,173,726
Distributors — 0.2%
Genuine Parts Co.	3,438	576,965
LKQ Corp.	7,262	428,168
Pool Corp.	582	224,425
		1,229,558
Diversified Consumer Services — 0.0%
ADT, Inc.(b)	9,256	81,360
Service Corp. International	2,526	187,303
		268,663
Diversified Financial Services — 3.1%
Apollo Global Management, Inc.	8,243	583,439
Berkshire Hathaway, Inc., Class B(a)	77,827	24,244,667
Equitable Holdings, Inc.	14,837	475,823
		25,303,929
Security	Shares	Value
Diversified Telecommunication Services — 1.7%
AT&T Inc.	307,857	$ 6,271,047
Lumen Technologies, Inc.	41,037	215,444
Verizon Communications, Inc.	181,414	7,541,380
		14,027,871
Electric Utilities — 3.1%
Alliant Energy Corp.	10,824	584,821
American Electric Power Co., Inc.	22,237	2,089,388
Avangrid, Inc.	3,001	126,552
Duke Energy Corp.	33,278	3,409,331
Edison International	16,583	1,142,569
Entergy Corp.	8,773	949,940
Evergy, Inc.	9,895	619,922
Eversource Energy	15,016	1,236,267
Exelon Corp.	43,027	1,815,309
FirstEnergy Corp.	23,418	958,967
NextEra Energy, Inc.	57,368	4,281,374
NRG Energy, Inc.	4,413	151,013
OGE Energy Corp.	8,633	339,449
PG&E Corp.(a)(b)	69,912	1,111,601
Pinnacle West Capital Corp.	4,878	363,655
PPL Corp.	31,746	939,682
Southern Co.	47,047	3,184,141
Xcel Energy, Inc.	23,593	1,622,491
		24,926,472
Electrical Equipment — 0.8%
Eaton Corp. PLC	17,197	2,789,526
Emerson Electric Co.	25,574	2,307,286
Generac Holdings, Inc.(a)(b)	1,390	167,634
Regal Rexnord Corp.	2,851	396,859
Rockwell Automation, Inc.	2,032	573,085
		6,234,390
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.(a)	2,651	311,466
Corning, Inc.	22,622	782,947
Flex Ltd.(a)	12,617	294,607
Jabil, Inc.	2,226	175,030
TD SYNNEX Corp.	1,814	185,300
TE Connectivity Ltd.	9,125	1,160,244
Trimble, Inc.(a)	4,446	258,135
Zebra Technologies Corp., Class A(a)	849	268,437
		3,436,166
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	17,831	565,956
Halliburton Co.	19,396	799,503
NOV, Inc.	16,937	413,940
Schlumberger Ltd.	22,414	1,277,150
		3,056,549
Entertainment — 1.0%
Activision Blizzard, Inc.	16,227	1,242,501
Electronic Arts, Inc.	4,687	603,123
Liberty Media Corp.-Liberty Formula One, Class A(a)	430	27,382
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	3,731	264,155
Netflix, Inc.(a)	6,582	2,329,107
Walt Disney Co.(a)	30,345	3,292,129
		7,758,397
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	3,635	584,290
American Homes 4 Rent, Class A	4,902	168,090
American Tower Corp.	9,390	2,097,632

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Americold Realty Trust, Inc.	11,614	$ 364,796
AvalonBay Communities, Inc.	2,432	431,534
Boston Properties, Inc.	6,151	458,496
Brixmor Property Group, Inc.	8,884	209,040
Crown Castle, Inc.	9,301	1,377,571
CubeSmart	3,428	156,968
Digital Realty Trust, Inc.	5,808	665,713
Equity LifeStyle Properties, Inc.	2,812	201,845
Equity Residential	5,710	363,441
Essex Property Trust, Inc.	1,607	363,294
Federal Realty Investment Trust	1,485	165,622
Gaming and Leisure Properties, Inc.	7,652	409,841
Healthpeak Properties, Inc.	11,061	303,956
Iron Mountain, Inc.	7,718	421,248
Kimco Realty Corp.	26,665	598,896
Lamar Advertising Co., Class A	2,585	275,406
Life Storage, Inc.	1,472	159,035
Medical Properties Trust, Inc.	25,781	333,864
Mid-America Apartment Communities, Inc.	2,404	400,795
National Retail Properties, Inc.	7,705	364,832
Omega Healthcare Investors, Inc.	10,098	297,285
Prologis, Inc.	14,987	1,937,519
Public Storage	2,592	788,849
Realty Income Corp.	15,318	1,039,020
Regency Centers Corp.	3,957	263,655
Simon Property Group, Inc.	14,095	1,810,644
STORE Capital Corp.	7,689	247,663
UDR, Inc.	5,243	223,299
Ventas, Inc.	11,434	592,396
VICI Properties, Inc.	27,938	954,921
Welltower, Inc.	12,619	946,930
Weyerhaeuser Co.	31,978	1,101,003
WP Carey, Inc.	8,968	767,033
		21,846,422
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc., Class A	6,922	146,746
BJ’s Wholesale Club Holdings, Inc.(a)	3,386	245,383
Casey’s General Stores, Inc.	647	152,634
Kroger Co.	28,084	1,253,389
Sysco Corp.	21,847	1,692,269
U.S. Foods Holding Corp.(a)	4,853	185,045
Walgreens Boots Alliance, Inc.	30,947	1,140,707
Walmart, Inc.	60,967	8,771,322
		13,587,495
Food Products — 1.8%
Archer-Daniels-Midland Co.	23,778	1,970,007
Bunge Ltd.	6,460	640,186
Campbell Soup Co.	8,660	449,714
Conagra Brands, Inc.	20,662	768,420
Darling Ingredients, Inc.(a)	4,234	280,672
General Mills, Inc.	25,683	2,012,520
Hormel Foods Corp.	6,315	286,133
JM Smucker Co.	4,594	701,963
Kellogg Co.	11,036	756,849
Kraft Heinz Co.	34,327	1,391,273
McCormick & Co., Inc., NVS	6,268	470,852
Mondelez International, Inc., Class A	58,993	3,860,502
Tyson Foods, Inc., Class A	12,487	821,020
		14,410,111
Security	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	3,733	$ 438,777
UGI Corp.	9,027	359,545
		798,322
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	53,632	5,929,018
Baxter International, Inc.	21,898	1,000,520
Becton Dickinson and Co.	12,325	3,108,611
Boston Scientific Corp.(a)	33,683	1,557,839
Cooper Cos., Inc.	849	296,242
DENTSPLY SIRONA, Inc.	9,266	341,267
Hologic, Inc.(a)	4,685	381,218
Medtronic PLC	57,415	4,805,061
Stryker Corp.	7,574	1,922,357
Teleflex, Inc.	1,074	261,433
Zimmer Biomet Holdings, Inc.	9,112	1,160,322
		20,763,888
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	6,981	1,179,510
Cardinal Health, Inc.	11,303	873,157
Centene Corp.(a)	16,199	1,235,012
Chemed Corp.	337	170,232
Cigna Corp.	8,840	2,799,363
CVS Health Corp.	56,757	5,007,102
DaVita, Inc.(a)	2,369	195,182
Elevance Health, Inc.	5,854	2,926,941
HCA Healthcare, Inc.	6,079	1,550,570
Henry Schein, Inc.(a)	5,844	503,461
Laboratory Corp. of America Holdings	3,852	971,166
McKesson Corp.	6,134	2,322,823
Molina Healthcare, Inc.(a)	954	297,486
Quest Diagnostics, Inc.	4,910	729,037
Universal Health Services, Inc., Class B	2,767	410,097
		21,171,139
Hotels, Restaurants & Leisure — 1.4%
Aramark	6,520	290,336
Carnival Corp.(a)	43,176	467,164
Darden Restaurants, Inc.	3,109	460,039
Domino’s Pizza, Inc.	520	183,560
Expedia Group, Inc.(a)	6,490	741,807
Las Vegas Sands Corp.(a)	5,735	338,365
McDonald’s Corp.	18,437	4,930,054
Norwegian Cruise Line Holdings Ltd.(a)(b)	18,169	276,350
Royal Caribbean Cruises Ltd.(a)	4,465	289,957
Starbucks Corp.	17,654	1,926,758
Wyndham Hotels & Resorts, Inc.	1,317	102,081
Wynn Resorts Ltd.(a)	4,446	460,783
Yum! Brands, Inc.	4,912	641,065
		11,108,319
Household Durables — 0.5%
DR Horton, Inc.	13,495	1,331,822
Garmin Ltd.	6,611	653,696
Lennar Corp., Class A	7,268	744,243
Lennar Corp., Class B	599	51,730
NVR, Inc.(a)	130	685,100
PulteGroup, Inc.	9,823	558,830
Whirlpool Corp.	2,348	365,325
		4,390,746
Household Products — 2.5%
Church & Dwight Co., Inc.	5,793	468,422
Clorox Co.	2,146	310,505

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	36,108	$ 2,691,129
Kimberly-Clark Corp.	14,550	1,891,645
Procter & Gamble Co.	102,360	14,574,017
		19,935,718
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	28,798	789,353
Vistra Corp.	9,742	224,651
		1,014,004
Industrial Conglomerates — 1.3%
3M Co.	23,894	2,749,721
General Electric Co.(b)	16,649	1,339,912
Honeywell International, Inc.	29,042	6,054,676
		10,144,309
Insurance — 3.0%
Aflac, Inc.	24,504	1,801,044
Allstate Corp.	11,491	1,476,249
American Financial Group, Inc.	1,864	265,788
American International Group, Inc.	32,155	2,032,839
Aon PLC, Class A	3,898	1,242,215
Arch Capital Group Ltd.(a)	8,932	574,774
Assurant, Inc.	1,237	164,014
Chubb Ltd.	12,678	2,884,118
Cincinnati Financial Corp.	4,473	506,120
CNA Financial Corp.	1,263	55,016
Everest Re Group Ltd.	1,145	400,395
Fidelity National Financial, Inc., Class A	11,733	516,604
Globe Life, Inc.	3,900	471,315
Hartford Financial Services Group, Inc.	13,814	1,072,105
Lincoln National Corp.	6,640	235,255
Loews Corp.	8,496	522,334
Marsh & McLennan Cos., Inc.	9,676	1,692,429
MetLife, Inc.	28,522	2,082,677
Old Republic International Corp.	12,201	321,984
Principal Financial Group, Inc.	9,931	919,114
Prudential Financial, Inc.	15,866	1,664,978
Reinsurance Group of America, Inc.	2,881	437,249
Travelers Cos., Inc.	10,144	1,938,721
Unum Group	8,063	338,888
Willis Towers Watson PLC	2,125	540,154
		24,156,379
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(a)	102,602	10,141,182
Alphabet, Inc., Class C, NVS(a)	90,953	9,083,476
Meta Platforms, Inc., Class A(a)	97,134	14,470,052
		33,694,710
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(a)	188,822	19,473,213
Coupang, Inc.(a)(b)	44,026	743,599
eBay, Inc.	23,396	1,158,102
		21,374,914
IT Services — 2.3%
Accenture PLC, Class A	8,636	2,409,876
Akamai Technologies, Inc.(a)	3,455	307,322
Cognizant Technology Solutions Corp., Class A	22,157	1,478,980
Concentrix Corp.	1,073	152,162
DXC Technology Co.(a)	9,918	284,944
Fidelity National Information Services, Inc.	25,582	1,919,673
Fiserv, Inc.(a)	12,509	1,334,460
FleetCor Technologies, Inc.(a)	1,586	331,173
Genpact Ltd.	3,893	184,061
Security	Shares	Value
IT Services (continued)
Global Payments, Inc.	6,471	$ 729,411
International Business Machines Corp.	39,055	5,261,880
Paychex, Inc.	6,413	743,010
PayPal Holdings, Inc.(a)	29,447	2,399,636
SS&C Technologies Holdings, Inc.	9,448	570,187
WEX, Inc.(a)	775	143,352
		18,250,127
Leisure Products — 0.1%
Hasbro, Inc.	5,597	331,175
Mattel, Inc.(a)	8,001	163,700
		494,875
Life Sciences Tools & Services — 0.8%
Avantor, Inc.(a)	10,572	252,671
IQVIA Holdings, Inc.(a)	3,781	867,399
PerkinElmer, Inc.	5,443	748,576
Thermo Fisher Scientific, Inc.	7,483	4,267,779
Waters Corp.(a)	906	297,694
		6,434,119
Machinery — 1.9%
AGCO Corp.	2,669	368,669
Caterpillar, Inc.	12,189	3,075,163
Cummins, Inc.	6,080	1,517,203
Deere & Co.	4,572	1,933,224
Dover Corp.	3,008	456,705
Fortive Corp.	6,387	434,508
Illinois Tool Works, Inc.	12,086	2,852,779
Middleby Corp.(a)	1,313	204,106
Otis Worldwide Corp.	11,210	921,798
PACCAR, Inc.	6,922	756,644
Parker-Hannifin Corp.	2,884	940,184
Pentair PLC	7,092	392,755
Snap-on, Inc.	2,293	570,338
Stanley Black & Decker, Inc.	6,379	569,708
Westinghouse Air Brake Technologies Corp.	3,144	326,379
		15,320,163
Media — 1.5%
Charter Communications, Inc., Class A(a)	2,755	1,058,774
Comcast Corp., Class A	186,345	7,332,676
Fox Corp., Class A, NVS	13,042	442,645
Fox Corp., Class B	6,006	190,390
Interpublic Group of Cos., Inc.	16,750	610,705
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,215	130,593
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,596	265,819
News Corp., Class A, NVS	16,483	333,946
News Corp., Class B	5,191	106,104
Omnicom Group, Inc.	8,792	756,024
Paramount Global, Class A	356	9,487
Paramount Global, Class B, NVS	21,775	504,309
Sirius XM Holdings, Inc.(b)	14,450	83,666
		11,825,138
Metals & Mining — 1.0%
Alcoa Corp.	7,629	398,539
Cleveland-Cliffs, Inc.(a)	22,217	474,333
Freeport-McMoRan, Inc.	61,813	2,758,096
Newmont Corp.	34,222	1,811,370
Nucor Corp.	4,901	828,367
Reliance Steel & Aluminum Co.	2,532	575,903
Southern Copper Corp.	3,667	275,795
Steel Dynamics, Inc.	7,193	867,764
		7,990,167

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	20,171	$ 473,413
Multiline Retail — 0.5%
Dollar General Corp.	4,429	1,034,614
Target Corp.	19,892	3,424,209
		4,458,823
Multi-Utilities — 1.4%
Ameren Corp.	7,323	636,149
CenterPoint Energy, Inc.	18,450	555,714
CMS Energy Corp.	8,259	521,886
Consolidated Edison, Inc.	15,299	1,458,148
Dominion Energy, Inc.	36,054	2,294,476
DTE Energy Co.	8,354	972,155
NiSource, Inc.	17,509	485,875
Public Service Enterprise Group, Inc.	21,512	1,332,238
Sempra Energy	13,603	2,180,969
WEC Energy Group, Inc.	13,599	1,278,170
		11,715,780
Oil, Gas & Consumable Fuels — 7.1%
Antero Resources Corp.(a)	11,904	343,311
APA Corp.	6,427	284,909
Chesapeake Energy Corp.	4,621	400,733
Chevron Corp.	52,750	9,179,555
ConocoPhillips	31,669	3,859,501
Coterra Energy, Inc.	17,293	432,844
Devon Energy Corp.	15,194	960,869
Diamondback Energy, Inc.	7,646	1,117,233
EOG Resources, Inc.	25,387	3,357,431
EQT Corp.	7,793	254,597
Exxon Mobil Corp.	177,894	20,637,483
Hess Corp.	4,457	669,263
HF Sinclair Corp.	3,896	221,682
Kinder Morgan, Inc., Class P	85,707	1,568,438
Marathon Oil Corp.	13,820	379,635
Marathon Petroleum Corp.	12,425	1,596,861
Matador Resources Co.	1,624	107,444
Murphy Oil Corp.	3,463	151,021
Occidental Petroleum Corp.	31,474	2,039,200
ONEOK, Inc.	19,391	1,327,896
Ovintiv, Inc.	5,352	263,479
Phillips 66	20,452	2,050,722
Pioneer Natural Resources Co.	6,919	1,593,792
Range Resources Corp.	5,492	137,410
Southwestern Energy Co.(a)	31,013	171,192
Targa Resources Corp.	4,186	314,034
Valero Energy Corp.	16,622	2,327,579
Williams Cos., Inc.	52,757	1,700,886
		57,449,000
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	4,107	1,137,968
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	91,843	6,672,394
Catalent, Inc.(a)	3,475	186,086
Jazz Pharmaceuticals PLC(a)	2,715	425,332
Johnson & Johnson	112,935	18,455,838
Merck & Co., Inc.	59,517	6,392,721
Organon & Co.	10,966	330,406
Pfizer, Inc.	242,472	10,707,563
Royalty Pharma PLC, Class A	15,976	626,099
Viatris, Inc.	52,285	635,786
		44,432,225
Security	Shares	Value
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	2,505	$ 237,073
Clarivate PLC(a)(b)	9,870	109,754
Equifax, Inc.	1,768	392,850
Jacobs Solutions, Inc.	3,104	383,499
Leidos Holdings, Inc.	5,894	582,563
Robert Half International, Inc.	4,678	392,765
TransUnion	3,294	236,345
		2,334,849
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	9,155	782,844
Jones Lang LaSalle, Inc.(a)	2,047	378,429
		1,161,273
Road & Rail — 1.2%
Avis Budget Group, Inc.(a)	1,074	214,843
CSX Corp.	58,926	1,821,992
Hertz Global Holdings, Inc.(a)	4,185	75,414
Knight-Swift Transportation Holdings, Inc., Class A	4,284	253,184
Norfolk Southern Corp.	10,013	2,461,295
Uber Technologies, Inc.(a)	46,243	1,430,296
U-Haul Holding Co.	268	17,964
Union Pacific Corp.	18,220	3,720,342
		9,995,330
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	13,402	2,298,041
Applied Materials, Inc.	37,168	4,143,860
Broadcom, Inc.	9,101	5,324,176
First Solar, Inc.(a)	4,273	758,885
Intel Corp.	178,269	5,037,882
KLA Corp.	6,131	2,406,295
Lam Research Corp.	5,898	2,949,590
Microchip Technology, Inc.	14,016	1,087,922
Micron Technology, Inc.	27,636	1,666,451
NXP Semiconductors NV	11,172	2,059,111
Qorvo, Inc.(a)	4,371	474,953
QUALCOMM, Inc.	27,332	3,640,896
Skyworks Solutions, Inc.	4,735	519,287
Teradyne, Inc.	2,625	266,963
Texas Instruments, Inc.	18,414	3,263,145
Wolfspeed, Inc.(a)	3,032	233,494
		36,130,951
Software — 0.8%
Gen Digital, Inc.	24,995	575,135
Oracle Corp.	45,201	3,998,480
Roper Technologies, Inc.	2,713	1,157,773
VMware, Inc., Class A(a)	4,640	568,261
		6,299,649
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	2,591	394,558
AutoZone, Inc.(a)	281	685,317
Bath & Body Works, Inc.	9,847	453,061
Best Buy Co., Inc.	8,640	766,541
Burlington Stores, Inc.(a)	1,274	292,803
CarMax, Inc.(a)(b)	6,812	479,905
GameStop Corp., Class A(a)(b)	10,896	238,296
Home Depot, Inc.	29,794	9,658,321
Lowe’s Cos., Inc.	16,043	3,340,955
Murphy U.S.A., Inc.	576	156,689
O’Reilly Automotive, Inc.(a)	1,298	1,028,470
Penske Automotive Group, Inc.(b)	1,106	141,369

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	25,949	$ 2,124,185
Williams-Sonoma, Inc.	2,876	388,087
		20,148,557
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class C	11,171	453,766
Hewlett Packard Enterprise Co.	55,476	894,828
HP, Inc.	38,443	1,120,229
NetApp, Inc.	6,251	414,004
Seagate Technology Holdings PLC	8,278	561,083
Western Digital Corp.(a)	13,696	601,939
		4,045,849
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	17,063	2,172,632
Tapestry, Inc.	10,388	473,381
VF Corp.	14,241	440,617
		3,086,630
Tobacco — 1.3%
Altria Group, Inc.	77,440	3,487,898
Philip Morris International, Inc.	66,964	6,980,327
		10,468,225
Water Utilities — 0.1%
American Water Works Co., Inc.	2,994	468,531
Essential Utilities, Inc.	4,448	207,855
		676,386
Total Long-Term Investments — 99.7% (Cost: $713,690,037)		804,762,247
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	8,194,193	$ 8,199,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	1,543,293	1,543,293
Total Short-Term Securities — 1.2% (Cost: $9,736,845)		9,742,403
Total Investments — 100.9% (Cost: $723,426,882)		814,504,650
Liabilities in Excess of Other Assets — (0.9)%		(7,030,303)
Net Assets — 100.0%		$ 807,474,347
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,897,401	$ 4,297,058(a)	$ —	$ (132)	$ 4,783	$ 8,199,110	8,194,193	$ 80,634(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—	(506,707)(a)	—	—	1,543,293	1,543,293	27,885	1
BlackRock, Inc.	3,367,025	960,358	(248,298)	10,335	834,816	4,924,236	6,486	83,360	—
				$ 10,203	$ 839,599	$ 14,666,639		$ 191,879	$ 1
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	8	03/17/23	$ 596	$ (12,316)
E-Mini Financial Select Sector Index	9	03/17/23	1,017	48,018
S&P 500 E-Mini Index	5	03/17/23	1,023	37,251
				$ 72,953
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 804,762,247	$ —	$ —	$ 804,762,247
Short-Term Securities
Money Market Funds	9,742,403	—	—	9,742,403
	$ 814,504,650	$ —	$ —	$ 814,504,650
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 72,953	$ —	$ —	$ 72,953
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s